UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	January 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:33

Form 13F Information Table Value Total:$510,247(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  CTR WLD MINVL   464286525   19121   343713 SH        SOLE               343713
ISHARES TR                   S&P SMLCAP 600  464287804   19144   245120 SH        SOLE               245120
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   60658  1721772 SH        SOLE              1721772
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   49430   674534 SH        SOLE               674534
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   44389   996827 SH        SOLE               996827
JOHNSON & JOHNSON            COM             478160104     414     5904 SH        SOLE                 5904
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209     314    12460 SH        SOLE                12460
APPLE INC                    COM             037833100   30916    58094 SH        SOLE                58094
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    6351    95508 SH        SOLE                95508
AMERICAN EXPRESS CO          COM             025816109    8595   149529 SH        SOLE               149529
BLACKROCK INC                COM             09247X101   19058    92195 SH        SOLE                92195
CSX CORP                     COM             126408103    9921   502816 SH        SOLE               502816
FEDEX CORP                   COM             31428X106    9491   103475 SH        SOLE               103475
GOOGLE INC                   CL A            38259P508   22889    32357 SH        SOLE                32357
JPMORGAN CHASE & CO          COM             46625H100   13346   303536 SH        SOLE               303536
COCA COLA CO                 COM             191216100   14421   397822 SH        SOLE               397822
KROGER CO                    COM             501044101   11071   425495 SH        SOLE               425495
MCDONALDS CORP               COM             580135101   12459   141237 SH        SOLE               141237
NIKE INC                     CL B            654106103    8863   171754 SH        SOLE               171754
NOVARTIS A G                 SPONSORED ADR   66987V109    9261   146306 SH        SOLE               146306
PEPSICO INC                  COM             713448108    8704   127202 SH        SOLE               127202
POTASH CORP SASK INC         COM             73755L107   10117   248643 SH        SOLE               248643
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    6378    92497 SH        SOLE                92497
REPUBLIC SVCS INC            COM             760759100    9094   310050 SH        SOLE               310050
SAP AG                       SPON ADR        803054204   10942   136126 SH        SOLE               136126
SBA COMMUNICATIONS CORP      COM             78388J106     142     2000 SH        SOLE                 2000
STATE STR CORP               COM             857477103    7938   168848 SH        SOLE               168848
STANLEY BLACK & DECKER INC   COM             854502101   10710   144789 SH        SOLE               144789
VISA INC                     COM CL A        92826C839   11601    76536 SH        SOLE                76536
WELLS FARGO & CO NEW         COM             949746101   13266   388132 SH        SOLE               388132
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   23734   332318 SH        SOLE               332318
SELECT SECTOR SPDR TR        SBI HEALTHCARE  81369Y209   21877   548565 SH        SOLE               548565
YUM BRANDS INC               COM             988498101    5632    84814 SH        SOLE                84814



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